UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

    Date of fiscal year end:    June 30, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc, is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

Sit Small Cap Dividend Growth Fund (Series I)

Sit ESG Growth Fund (Series J)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 65.6%
Commercial Services - 1.1%
1,225	Equifax, Inc.	167,506
2,650	Nielsen Holdings, PLC	109,472

		276,978

Communications - 1.6%
850	SBA Communications Corp. *	102,314
6,000	Verizon Communications, Inc.	292,500

		394,814

Consumer Durables - 0.9%
1,450	Electronic Arts, Inc. *	129,804
1,050	Genuine Parts Co.	97,030

		226,834

Consumer Non-Durables - 4.5%
2,875	Estee Lauder Cos., Inc.-Class A	243,771
3,825	NIKE, Inc.	213,167
2,925	PepsiCo, Inc.	327,190
1,150	Philip Morris International, Inc.	129,835
2,500	Procter & Gamble Co.	224,625

		1,138,588

Consumer Services - 6.2%
2,450	CBS Corp.	169,932
1,900	Marriott International, Inc.	178,942
6,200	Starbucks Corp.	362,018
1,700	Time Warner, Inc.	166,107
6,150	Visa, Inc.	546,550
1,125	Walt Disney Co.	127,564

		1,551,113

Electronic Technology - 7.3%
4,350	Apple, Inc.	624,921
9,250	Applied Materials, Inc.	359,825
1,875	Broadcom, Ltd.	410,550
4,000	Ciena Corp. *	94,440
6,700	Intel Corp.	241,669
1,025	Skyworks Solutions, Inc.	100,430

		1,831,835

Energy Minerals - 2.5%
650	Chevron Corp.	69,790
2,250	Continental Resources, Inc. *	102,195
850	EOG Resources, Inc.	82,918
3,800	Marathon Petroleum Corp.	192,052
2,825	Occidental Petroleum Corp.	178,992

		625,947

Finance - 7.6%
850	Ameriprise Financial, Inc.	110,228
3,800	Brixmor Property Group, Inc.	81,548
1,250	Chubb, Ltd.	170,312

Quantity	Name of Issuer	Fair Value ($)

1,175	Goldman Sachs Group, Inc.	269,921
3,250	Invesco, Ltd.	99,548
4,575	JPMorgan Chase & Co.	401,868
4,500	KeyCorp	80,010
1,600	Marsh & McLennan Cos., Inc.	118,224
3,900	Synchrony Financial	133,770
1,050	T Rowe Price Group, Inc.	71,558
3,150	US Bancorp	162,225
3,450	Wells Fargo & Co.	192,027

		1,891,239

Health Services - 1.9%
2,000	Centene Corp. *	142,520
550	Humana, Inc.	113,377
1,400	UnitedHealth Group, Inc.	229,614

		485,511

Health Technology - 7.5%
2,550	AbbVie, Inc.	166,158
550	Alexion Pharmaceuticals, Inc. *	66,682
625	Allergan, PLC	149,325
1,500	Celgene Corp. *	186,645
2,150	Gilead Sciences, Inc.	146,028
1,250	Incyte Corp. *	167,088
2,100	Johnson & Johnson	261,555
3,225	Medtronic, PLC	259,806
5,250	Pfizer, Inc.	179,602
1,000	Thermo Fisher Scientific, Inc.	153,600
1,125	Zimmer Biomet Holdings, Inc.	137,374

		1,873,863

Industrial Services - 0.4%
1,150	Schlumberger, Ltd.	89,815

Process Industries - 1.5%
2,225	Ecolab, Inc.	278,882
300	Sherwin-Williams Co.	93,057

		371,939

Producer Manufacturing - 4.1%
825	3M Co.	157,859
975	Delphi Automotive, PLC	78,478
1,850	Honeywell International, Inc.	231,010
1,500	Ingersoll-Rand, PLC	121,980
1,800	Raytheon Co.	274,500
1,400	United Technologies Corp.	157,094

		1,020,921

Retail Trade - 3.6%
210	Amazon.com, Inc. *	186,173
1,025	CVS Health Corp.	80,462
2,125	Home Depot, Inc.	312,014

See accompanying notes to schedule of investments.
MARCH 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Balanced Fund (Continued)

Quantity /Principal Amount ($)	Name of Issuer	Fair Value ($)

2,850	TJX Cos., Inc.	225,378
340	Ulta Beauty, Inc. *	96,978

		901,005

Technology Services - 11.7%
1,600	Accenture, PLC	191,808
3,700	Adobe Systems, Inc. *	481,481
450	Alphabet, Inc. - Class A *	381,510
255	Alphabet, Inc. - Class C *	211,538
1,250	ANSYS, Inc. *	133,587
2,725	Cognizant Technology Solutions Corp. *	162,192
2,875	Facebook, Inc. *	408,394
7,575	Microsoft Corp.	498,890
2,750	PayPal Holdings, Inc. *	118,305
185	priceline.com, Inc. *	329,294

		2,916,999

Transportation - 2.7%
5,575	Delta Air Lines, Inc.	256,227
925	FedEx Corp.	180,514
1,450	Union Pacific Corp.	153,584
900	United Parcel Service, Inc.	96,570

		686,895

Utilities - 0.5%
975	NextEra Energy, Inc.	125,161

Total Common Stocks (cost: $11,320,178)		16,409,457

Bonds - 31.3%

Asset-Backed Securities - 0.7%
4,489	Citifinancial Mortgage Securities, Inc., 2004-1 AF3, 4.27%, 4/25/34 [14]	4,501
5,534	Conseco Finance, 2001-D M1, 2.26%, 11/15/32 [1]	5,508
5,025	Conseco Financial Corp., 1997-7 A6, 6.76%, 7/15/28	5,067
74,989	Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 1.63%, 2/25/32 [1]	73,404
20,342	HouseHold Home Equity Loan Trust, 2007-2 A4, 1.08%, 7/20/36 [1]	20,264
6,228	Irwin Home Equity Corp., 2005-1 M1, 5.92%, 6/25/35 [14]	6,286
17,275	New Century Home Equity Loan Trust, 2005-A A4W, 4.86%, 8/25/35 [14]	17,848
41,217	Park Place Securities, Inc., 2005-WHQ3 M2, 1.66%, 6/25/35 [1]	41,174
3,568	Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 5.26%, 7/25/28 [14]	3,559

		177,611

Principal Amount ($)	Name of Issuer	Fair Value ($)

Collateralized Mortgage Obligations - 4.9%
	Fannie Mae:
44,021	2004-T1 1A1, 6.00%, 1/25/44	49,796
26,165	1999-17 C, 6.35%, 4/25/29	28,829
35,310	2001-82 ZA, 6.50%, 1/25/32	39,675
11,763	2009-30 AG, 6.50%, 5/25/39	12,795
5,318	2013-28 WD, 6.50%, 5/25/42	6,025
28,127	2004-W9 2A1, 6.50%, 2/25/44	32,398
73,716	2015-88 CJ, 6.50%, 7/25/44	83,845
3,879	2010-108 AP, 7.00%, 9/25/40	4,378
11,689	2004-T3, 1A3, 7.00%, 2/25/44	13,682
	Freddie Mac:
40,561	K014 1A, 2.79%, 10/25/20	41,160
34,927	4293 BA, 5.34%, 10/15/47 [1]	37,312
36,972	2102 Z, 6.00%, 12/15/28	41,274
38,713	2122 ZE, 6.00%, 2/15/29	41,649
45,108	2980 QA, 6.00%, 5/15/35	51,277
20,436	2283 K, 6.50%, 12/15/23	22,254
36,968	2357 ZJ, 6.50%, 9/15/31	41,484
32,723	T-59 1A1, 6.50%, 10/25/43	38,379
68,806	4520 HM, 6.50%, 8/15/45	81,695
87,191	1142 IA, 7.00%, 10/15/21	94,372
8,180	3946 KW, 7.00%, 11/15/29	8,740
37,664	3704 CT, 7.00%, 12/15/36	43,913
28,390	2238 PZ, 7.50%, 6/15/30	33,418
	Government National Mortgage Association:
57,155	2015-80 BA, 6.98%, 6/20/45 [1]	66,423
57,267	2014-69 W, 7.25%, 11/20/34 [1]	66,469
50,101	2013-133 KQ, 7.30%, 8/20/38 [1]	58,981
32,201	2005-74 HA, 7.50%, 9/16/35	35,899
48,435	New Residential Mortgage Loan Trust, 2016-2A B3, 5.69%, 11/26/35 1, [4]	48,303
	Sequoia Mortgage Trust:
29,777	2013-3 A2, 2.50%, 3/25/43 [1]	28,530
15,922	2012-4 A2, 3.00%, 9/25/42 [1]	15,663
	Vendee Mortgage Trust:
27,036	2008-1 B, 7.42%, 3/15/25 [1]	30,360
21,531	1994-2 2, 8.64%, 5/15/24 [1]	23,240

		1,222,218

Corporate Bonds - 15.0%
25,000	Activision Blizzard, Inc., 6.13%, 9/15/23 [4]	27,062
50,000	Adobe Systems, Inc., 3.25%, 2/1/25	50,512
25,000	Aetna, Inc., 2.80%, 6/15/23	24,796
25,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	26,063
50,000	Alphabet, Inc., 3.63%, 5/19/21	53,090
37,248	American Airlines 2013-2 Class B Trust, 5.60%, 7/15/20 [4]	38,505
50,000	American Equity Investment Life Holding Co., 6.63%, 7/15/21	51,875
50,000	American Express Credit Corp., 2.38%, 5/26/20	50,267
50,000	Ameriprise Financial, Inc., 3.70%, 10/15/24	51,564

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

25,000	Aspen Insurance Holdings, Ltd., 4.65%, 11/15/23	26,651
50,000	Athene Global Funding, 4.00%, 1/25/22 [4]	50,846
50,000	Bank One Corp. (Subordinated), 7.63%, 10/15/26	63,976
25,000	Bank One Michigan (Subordinated), 8.25%, 11/1/24	31,798
50,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26	49,952
	BlackRock, Inc.:
50,000	3.20%, 3/15/27	50,022
25,000	3.50%, 3/18/24	26,096
50,000	Brown-Forman Corp., 2.25%, 1/15/23	48,428
	Burlington Northern Santa Fe, LLC:
50,000	7.00%, 12/15/25	63,768
25,000	7.08%, 5/13/29	32,543
25,000	Charles Schwab Corp., 3.20%, 3/2/27	24,864
50,000	Chubb INA Holdings, Inc., 8.88%, 8/15/29	72,636
50,000	Cintas Corp., 2.90%, 4/1/22	50,583
50,000	Citigroup, Inc., 3.50%, 2/27/33 [14]	48,959
25,000	Coca-Cola Co., 2.50%, 4/1/23	24,920
50,000	Colorado Interstate Gas Co., LLC, 4.15%, 8/15/26 [4]	48,867
25,000	Comcast Corp., 2.75%, 3/1/23	24,909
50,000	ConocoPhillips Co., 4.95%, 3/15/26	55,496
42,516	Continental Airlines 2000-1 Class A-1 Trust, 8.05%, 11/1/20	46,555
20,693	Continental Airlines 2012-1 Class A Trust, 4.15%, 4/11/24	21,664
37,711	Delta Air Lines 2007-1 Class A Trust, 6.82%, 8/10/22	43,556
46,818	Delta Air Lines 2015-1 Class AA Trust, 3.63%, 7/30/27	47,720
25,000	Diageo Investment Corp., 2.88%, 5/11/22	25,452
54,344	Doric Nimrod Air Alpha 2012-1 Class A Trust, 5.13%, 11/30/22 [4]	56,231
50,916	Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	53,029
50,000	Eaton Vance Corp., 3.63%, 6/15/23	51,096
80,000	Exxon Mobil Corp., 4.11%, 3/1/46	82,243
25,000	Fulton Financial Corp., 3.60%, 3/16/22	25,234
50,000	GE Capital International Funding Co., 4.42%, 11/15/35	52,798
83,423	Hawaiian Airlines 2013-1 Class A, 3.90%, 1/15/26	84,465
75,000	Home Depot, Inc., 5.95%, 4/1/41	95,956
25,000	Horace Mann Educators Corp., 4.50%, 12/1/25	25,470
51,000	Ingersoll-Rand Co., 7.20%, 6/1/25	57,186
	Invesco Finance, PLC:
25,000	3.13%, 11/30/22	25,160
50,000	3.75%, 1/15/26	51,419
25,000	ITT, LLC, 7.40%, 11/15/25	31,113
25,000	Jackson National Life, 3.05%, 4/29/26 [4]	24,177
50,000	JPMorgan Chase & Co., 2.95%, 10/1/26	47,538

Principal Amount ($)	Name of Issuer	Fair Value ($)

25,000	Kaiser Foundation Hospitals, 3.50%, 4/1/22	25,847
25,000	KKR Group Finance Co., LLC, 6.38%, 9/29/20 [4]	28,112
50,000	Loews Corp., 3.75%, 4/1/26	51,190
25,000	Lowe’s Companies, Inc., 7.59%, 6/18/27	30,592
75,000	Manufacturers & Traders Trust Co. (Subordinated), 1.69%, 12/1/21 [1]	73,723
25,000	McDonald’s Corp., 3.50%, 3/1/27	25,054
50,000	Monsanto Co., 2.20%, 7/15/22	47,865
25,000	Nordstrom, Inc., 4.00%, 3/15/27	24,914
40,000	Northern States Power Co., 7.13%, 7/1/25	50,112
41,000	Old Republic Intl. Corp., 3.88%, 8/26/26	40,435
50,000	OM Asset Management, PLC, 4.80%, 7/27/26	49,771
25,000	Pfizer, Inc., 5.80%, 8/12/23	29,307
25,000	Polar Tankers, Inc., 5.95%, 5/10/37 [4]	27,815
50,000	Precision Castparts Corp., 3.25%, 6/15/25	50,494
50,000	Progressive Corp. (Subordinated), 6.70%, 6/15/37 [1]	49,375
75,000	Raytheon Co., 4.88%, 10/15/40	84,973
50,000	Rockwell Automation, Inc., 2.88%, 3/1/25	49,315
50,000	Rockwell Collins, Inc., 3.70%, 12/15/23	51,570
50,000	Ross Stores, Inc., 3.38%, 9/15/24	50,064
25,000	Ryder System, Inc., 2.80%, 3/1/22	25,033
75,000	Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	91,406
25,000	Security Capital Group, Inc., 7.70%, 6/15/28	34,299
50,000	Sherwin-Williams Co., 3.45%, 8/1/25	50,212
50,000	Sierra Pacific Power Co., 3.38%, 8/15/23	51,169
57,963	Spirit Airlines 2015-1A Trust, 4.10%, 4/1/28	59,122
46,205	Spirit Airlines 2015-1B Trust, 4.45%, 4/1/24	47,245
25,000	StanCorp Financial Group, Inc., 5.00%, 8/15/22	26,845
75,000	Symetra Financial Corp., 4.25%, 7/15/24	75,264
50,000	Target Corp., 3.50%, 7/1/24	51,204
25,000	Toyota Motor Credit Corp., 2.75%, 5/17/21	25,414
25,000	UnitedHealth Group, Inc., 3.38%, 4/15/27	25,164
36,680	US Airways 2001-1C Trust (Subordinated), 7.35%, 3/20/22	39,798
25,000	US Bancorp (Subordinated), 3.10%, 4/27/26	24,579
2,000	Verizon Communications, 5.90%, 2/15/54	52,860
14,263	Virgin Australia 2013-1A Trust, 5.00%, 10/23/23 [4]	14,833
75,000	Westar Energy, Inc., 3.25%, 12/1/25	74,784
25,000	Wyeth, LLC, 5.95%, 4/1/37	30,868

		3,757,737

Federal Home Loan Mortgage Corporation - 1.3%
151,509	5.00%, 10/1/43	169,034
5,822	6.00%, 10/1/21	6,088
54,108	6.50%, 2/1/22	57,910
37,635	7.50%, 7/1/29	43,784
12,589	7.50%, 11/1/36	15,292

See accompanying notes to schedule of investments.
MARCH 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

23,017	8.00%, 2/1/34	27,710
2,804	8.38%, 5/17/20	2,896

		322,714

Federal National Mortgage Association - 3.3%
32,799	5.00%, 2/1/33	33,878
113,596	5.50%, 10/1/33	127,600
89,280	6.00%, 2/1/38	102,675
50,007	6.14%, 11/1/43	55,991
57,864	6.50%, 9/1/27	64,336
93,385	6.50%, 10/1/36	107,189
15,228	7.00%, 1/1/32	16,898
44,830	7.00%, 3/1/33	51,481
94,376	7.00%, 12/1/38	108,988
25,961	8.00%, 6/1/24	28,769
35,663	8.00%, 1/1/31	38,161
27,958	8.00%, 2/1/31	34,447
5,684	8.47%, 7/15/26	6,355
35,752	8.50%, 10/1/30	41,986

		818,754

Government National Mortgage Association - 2.0%
73,357	5.75%, 12/15/22	79,336
65,642	6.00%, 4/15/29	76,000
42,699	6.50%, 11/20/38	49,384
16,158	7.00%, 12/15/24	17,495
22,875	7.00%, 11/20/27	26,740
57,676	7.00%, 9/20/29	67,111
23,043	7.00%, 9/20/38	26,910
51,496	7.50%, 4/20/32	58,546
20,334	8.00%, 7/15/24	22,174
63,937	8.38%, 3/15/31	66,202

		489,898

Taxable Municipal Securities - 3.1%
50,000	Alaska Muni Bond Bank Auth., 5.99%, 9/1/25	53,800
75,000	City of Tooele City UT, 2.32%, 12/1/24	71,441
55,000	Kentucky Housing Corp., 3.50%, 1/1/40	55,863
50,000	Los Angeles Comm. Red. Agy., 8.00%, 9/1/38	62,601
36,881	Louisiana Housing Corp., 3.05%, 12/1/38	36,558
50,000	Macomb Interceptor Drain Drainage District, 5.50%, 5/1/30	53,228
35,000	Massachusetts Edu. Fin. Auth., 4.00%, 1/1/32	35,594
100,000	Minneapolis Special Sch. Dist. No. 1, 1.15%, 12/15/25	82,327
61,000	Multistate Liquidating Trust No. 1, 3.11%, 12/15/28 4, [17]	57,734
50,000	Pennsylvania Housing Fin. Agy., 4.00%, 10/1/33	49,940
50,000	Soledad Redevelopment Agency, 6.13%, 12/1/32	51,664
150,000	Tennessee Valley Auth., 3.67%, 1/15/30 [6]	95,830
65,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin., 8.75%, 8/15/27	69,499

		776,079

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 1.0%
	U.S. Treasury Strips:
125,000	2.48%, 11/15/27 [6]	96,208
275,000	3.02%, 5/15/44 [6]	118,524
100,000	3.15%, 11/15/45 [6]	41,039

		255,771

Total Bonds (cost: $7,849,956)		7,820,782

Investment Companies - 2.2%
8,013	BlackRock Enhanced Government Fund	105,932
27,500	BlackRock Income Trust	170,225
8,700	Duff & Phelps Utility and Corporate Bond Trust	80,127
39,300	MFS Intermediate Income Trust	169,383
7,735	Putnam Premier Income Trust	40,763

Total Investment Companies (cost: $598,233)		566,430

Short-Term Securities - 0.6%
150,126	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%
Total Short-Term Securities (cost: $150,126)		150,126

Total Investments in Securities - 99.7% (cost: $19,918,493)		24,946,795
Other Assets and Liabilities, net - 0.3%		67,654

Total Net Assets - 100.0%		$25,014,449

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of March 31, 2017.

[4]	144A Restricted Security. The total value of such securities as of March 31, 2017 was $566,920 and represented 2.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of March 31, 2017.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

LLC — Limited Liability Company
PLC — Public Limited Company

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	16,409,457	—	—	16,409,457
Asset-Backed Securities	—	177,611	—	177,611
Collateralized Mortgage Obligations	—	1,222,218	—	1,222,218
Corporate Bonds	—	3,757,737	—	3,757,737
Federal Home Loan Mortgage Corporation	—	322,714	—	322,714
Federal National Mortgage Association	—	818,754	—	818,754
Government National Mortgage Association	—	489,898	—	489,898
Taxable Municipal Securities	—	776,079	—	776,079
U.S. Treasury / Federal Agency Securities	—	255,771	—	255,771
Investment Companies	566,430	—	—	566,430
Short-Term Securities	150,126	—	—	150,126

Total:	17,126,013	7,820,782	—	24,946,795

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
MARCH 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.2%
Communications - 2.6%
555,175	Verizon Communications, Inc.	27,064,781

Consumer Durables - 2.4%
147,575	Genuine Parts Co.	13,637,406
83,900	Stanley Black & Decker, Inc.	11,147,793

		24,785,199

Consumer Non-Durables - 7.1%
212,875	B&G Foods, Inc.	8,568,219
137,800	General Mills, Inc.	8,131,578
56,575	JM Smucker Co.	7,415,851
128,400	Kraft Heinz Co.	11,660,004
152,750	PepsiCo, Inc.	17,086,615
139,150	Philip Morris International, Inc.	15,710,035
62,875	Procter & Gamble Co.	5,649,319

		74,221,621

Consumer Services - 4.5%
154,450	CBS Corp.	10,712,652
137,950	Starbucks Corp.	8,054,900
57,000	Time Warner, Inc.	5,569,470
115,525	Visa, Inc.	10,266,707
105,975	Walt Disney Co.	12,016,505

		46,620,234

Electronic Technology - 9.1%
166,400	Apple, Inc.	23,905,024
403,000	Applied Materials, Inc.	15,676,700
102,175	Broadcom, Ltd.	22,372,238
483,000	Intel Corp.	17,421,810
108,100	Skyworks Solutions, Inc.	10,591,638
80,550	Xilinx, Inc.	4,663,040

		94,630,450

Energy Minerals - 3.7%
148,750	Marathon Petroleum Corp.	7,517,825
247,800	Occidental Petroleum Corp.	15,700,608
487,725	Suncor Energy, Inc.	14,997,544

		38,215,977

Quantity	Name of Issuer	Fair Value ($)

Finance - 17.2%
113,975	Allstate Corp.	9,287,823
496,825	Brixmor Property Group, Inc.	10,661,864
164,250	East West Bancorp, Inc.	8,476,942
60,800	Goldman Sachs Group, Inc.	13,966,976
964,325	Huntington Bancshares, Inc.	12,912,312
303,375	JPMorgan Chase & Co.	26,648,460
708,600	KeyCorp	12,598,908
328,475	Legg Mason, Inc.	11,861,232
134,650	Macquarie Infrastructure Corp.	10,850,097
248,550	MetLife, Inc.	13,128,411
526,250	Physicians Realty Trust	10,456,588
136,650	T Rowe Price Group, Inc.	9,312,698
403,200	US Bancorp	20,764,800
220,200	XL Group, Ltd.	8,777,172

		179,704,283

Health Services - 3.9%
90,275	Aetna, Inc.	11,514,576
139,025	Cardinal Health, Inc.	11,337,489
106,625	UnitedHealth Group, Inc.	17,487,566

		40,339,631

Health Technology - 12.5%
351,175	Abbott Laboratories	15,595,682
272,600	AbbVie, Inc.	17,762,616
90,525	Becton Dickinson and Co.	16,605,906
21,250	Gilead Sciences, Inc.	1,443,300
222,225	Johnson & Johnson	27,678,124
157,200	Medtronic, PLC	12,664,032
237,600	Merck & Co., Inc.	15,097,104
452,725	Pfizer, Inc.	15,487,722
68,750	Zimmer Biomet Holdings, Inc.	8,395,062

		130,729,548

Industrial Services - 0.9%
125,400	Schlumberger, Ltd.	9,793,740

Process Industries - 5.6%
364,300	Dow Chemical Co.	23,147,622
140,415	International Paper Co.	7,130,274
91,600	LyondellBasell Industries NV	8,353,004
82,900	Scotts Miracle-Gro Co.	7,742,031
37,075	Sherwin-Williams Co.	11,500,294

		57,873,225

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 9.2%
56,525	3M Co.	10,814,928
142,275	Honeywell International, Inc.	17,765,879
43,425	Hubbell, Inc.	5,213,171
168,725	Ingersoll-Rand, PLC	13,720,717
39,030	Lockheed Martin Corp.	10,444,428
59,250	Orbital ATK, Inc.	5,806,500
111,250	Raytheon Co.	16,965,625
34,500	Rockwell Automation, Inc.	5,371,995
84,575	United Technologies Corp.	9,490,161

		95,593,404

Retail Trade - 4.7%
51,150	Costco Wholesale Corp.	8,577,343
164,125	Home Depot, Inc.	24,098,474
202,050	TJX Cos., Inc.	15,978,114

		48,653,931

Technology Services - 5.8%
91,125	Accenture, PLC	10,924,065
9,325	Alphabet, Inc. - Class A *	7,905,735
52,350	Intuit, Inc.	6,072,076
539,875	Microsoft Corp.	35,556,168

		60,458,044

Transportation - 4.3%
81,475	Alaska Air Group, Inc.	7,513,624
201,225	Delta Air Lines, Inc.	9,248,301
69,850	FedEx Corp.	13,631,228
131,975	Union Pacific Corp.	13,978,792

		44,371,945

Quantity	Name of Issuer	Fair Value ($)

Utilities - 4.7%
264,600	CenterPoint Energy, Inc.	7,295,022
131,020	DTE Energy Co.	13,378,452
113,000	NextEra Energy, Inc.	14,505,810
280,700	Southern Co.	13,973,246

		49,152,530

Total Common Stocks (cost: $867,807,064)		1,022,208,543

Short-Term Securities - 2.1%
22,339,064	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%
Total Short-Term Securities (cost: $22,339,064)		22,339,064

Total Investments in Securities - 100.3% (cost: $890,146,128)		1,044,547,607
Other Assets and Liabilities, net - (0.3%)		(3,140,115)

Total Net Assets - 100.0%		$1,041,407,492

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	1,022,208,543	—	—	1,022,208,543
Short-Term Securities	22,339,064	—	—	22,339,064

Total:	1,044,547,607	—	—	1,044,547,607

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
MARCH 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.2%
Asia - 6.0%
Australia - 1.0%
24,700	Amcor, Ltd.	284,109

China/Hong Kong - 1.0%
6,475	HSBC Holdings, PLC, ADR	264,310

Japan - 2.5%
23,500	Astellas Pharma, Inc.	309,940
61,900	Mitsubishi UFJ Financial Group, Inc., ADR	392,446

		702,386

Singapore - 1.5%
1,915	Broadcom, Ltd.	419,308

Europe - 28.8%
Belgium - 1.5%
3,725	Anheuser-Busch InBev NV, ADR	408,856

France - 2.9%
5,200	Schlumberger, Ltd.	406,120
1,725	Unibail-Rodamco SE	402,221

		808,341

Germany - 3.6%
16,400	Allianz SE, ADR	303,892
4,200	Aurelius SE & Co.	182,381
3,675	Siemens AG	503,374

		989,647

Ireland - 2.9%
2,750	Accenture, PLC	329,670
2,600	Ingersoll-Rand, PLC	211,432
3,375	Medtronic, PLC	271,890

		812,992

Netherlands - 5.2%
34,900	ING Groep NV, ADR	526,641
4,425	LyondellBasell Industries NV	403,516
28,100	RELX NV	521,301

		1,451,458

Spain - 2.2%
83,100	Iberdrola SA	593,742

Switzerland - 6.1%
1,950	Chubb, Ltd.	265,688
7,350	Nestle SA	564,126
2,225	Roche Holding AG	569,007
1,140	Zurich Insurance Group AG	304,221

		1,703,042

Quantity	Name of Issuer	Fair Value ($)

United Kingdom - 4.4%
4,625	Diageo, PLC, ADR	534,557
72,925	DS Smith, PLC	396,747
13,300	WPP, PLC	291,523

		1,222,827

North America - 62.4%
Bermuda - 0.7%
4,700	XL Group, Ltd.	187,342

Canada - 3.6%
11,725	BCE, Inc.	519,066
8,850	Suncor Energy, Inc.	272,138
5,400	Vermilion Energy, Inc.	202,554

		993,758

United States - 58.1%
2,225	3M Co.	425,709
6,225	AbbVie, Inc.	405,621
3,325	Allstate Corp.	270,954
400	Alphabet, Inc. - Class A *	339,120
4,000	Apple, Inc.	574,640
6,450	Applied Materials, Inc.	250,905
4,875	Arthur J Gallagher & Co.	275,632
17,425	Brixmor Property Group, Inc.	373,940
3,365	Cardinal Health, Inc.	274,416
7,400	CenterPoint Energy, Inc.	204,018
10,450	Delta Air Lines, Inc.	480,282
5,400	Domtar Corp.	197,208
6,525	Dow Chemical Co.	414,598
3,675	Genuine Parts Co.	339,607
2,875	Home Depot, Inc.	422,136
3,875	Honeywell International, Inc.	483,871
10,925	Intel Corp.	394,065
5,050	International Paper Co.	256,439
4,050	Johnson & Johnson	504,428
9,050	JPMorgan Chase & Co.	794,952
22,900	KeyCorp	407,162
1,365	Lockheed Martin Corp.	365,274
4,975	Macquarie Infrastructure Corp.	400,886
6,650	Marathon Petroleum Corp.	336,091
12,700	Microsoft Corp.	836,422
6,200	Occidental Petroleum Corp.	392,832
4,450	PepsiCo, Inc.	497,777
18,400	Pfizer, Inc.	629,464
14,200	Physicians Realty Trust	282,154
3,025	Prudential Financial, Inc.	322,707
800	Snap-On, Inc.	134,936
7,650	Starbucks Corp.	446,684

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

4,800	T Rowe Price Group, Inc.	327,120
5,150	TJX Cos., Inc.	407,262
4,575	Union Pacific Corp.	484,584
2,700	United Parcel Service, Inc.	289,710
3,000	United Technologies Corp.	336,630
7,500	US Bancorp	386,250
15,500	Verizon Communications, Inc.	755,625
6,775	WEC Energy Group, Inc.	410,768

		16,132,879

Total Common Stocks (cost: $23,888,419)		26,974,997

Short-Term Securities - 2.5%
710,712	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%
Total Short-Term Securities (cost: $710,712)		710,712

Total Investments in Securities - 99.7% (cost: $24,599,131)		27,685,709
Other Assets and Liabilities, net - 0.3%		76,346

Total Net Assets - 100.0%		$27,762,055

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt
PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	24.1%
Health Technology	9.7
Producer Manufacturing	8.4
Consumer Non-Durables	7.2
Process Industries	7.0
Electronic Technology	5.9
Technology Services	5.4
Communications	4.6
Consumer Services	4.5
Transportation	4.5
Utilities	4.4
Energy Minerals	4.3
Retail Trade	3.0
Consumer Durables	1.7
Industrial Services	1.5
Health Services	1.0
Short-Term Securities	2.5

99.7
Other Assets and Liabilities, net	0.3

100.0%

See accompanying notes to schedule of investments.
MARCH 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	—	284,109	—	284,109
Belgium	408,856	—	—	408,856
Bermuda	187,342	—	—	187,342
Canada	993,758	—	—	993,758
China/Hong Kong	264,310	—	—	264,310
France	406,120	402,221	—	808,341
Germany	303,892	685,755	—	989,647
Ireland	812,992	—	—	812,992
Japan	392,446	309,940	—	702,386
Netherlands	930,157	521,301	—	1,451,458
Singapore	419,308	—	—	419,308
Spain	—	593,742	—	593,742
Switzerland	265,688	1,437,354	—	1,703,042
United Kingdom	534,557	688,270	—	1,222,827
United States	16,132,879	—	—	16,132,879
Short-Term Securities	710,712	—	—	710,712

Total:	22,763,017	4,922,692	—	27,685,709

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit ESG Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.9%
Asia - 4.2%
China/Hong Kong - 1.2%
1,300	HSBC Holdings, PLC, ADR	53,066

Japan - 3.0%
2,400	Asics Corp.	38,615
3,200	Astellas Pharma, Inc.	42,205
8,325	Mitsubishi UFJ Financial Group, Inc., ADR	52,780

		133,600

Europe - 31.7%
Belgium - 1.8%
700	Anheuser-Busch InBev NV, ADR	76,832

France - 4.2%
685	Ingenico Group SA	64,607
550	Schlumberger, Ltd.	42,955
3,325	Unibail-Rodamco SE, ADR	77,423

		184,985

Germany - 3.9%
5,100	Allianz SE, ADR	94,503
1,100	Siemens AG, ADR	75,350

		169,853

Ireland - 3.7%
510	Accenture, PLC	61,139
1,250	Ingersoll-Rand, PLC	101,650

		162,789

Netherlands - 4.2%
6,575	ING Groep NV, ADR	99,217
4,700	RELX NV, ADR	87,232

		186,449

Spain - 4.6%
3,850	Iberdrola SA, ADR	110,110
2,550	Industria de Diseno Textil SA	89,803

		199,913

Switzerland - 5.2%
900	Nestle SA, ADR	69,210
2,100	Roche Holding AG, ADR	67,263
3,500	Zurich Insurance Group AG, ADR	93,345

		229,818

United Kingdom - 4.1%
2,100	Coca-Cola European Partners, PLC	79,149
600	Diageo, PLC, ADR	69,348
600	Royal Dutch Shell, PLC, ADR - Class B	33,498

		181,995

Quantity	Name of Issuer	Fair Value ($)

North America - 62.0%
Canada - 3.2%
950	BCE, Inc.	42,056
3,250	Suncor Energy, Inc.	99,938

		141,994

United States - 58.8%
600	3M Co.	114,798
950	AbbVie, Inc.	61,902
500	Adobe Systems, Inc. *	65,065
525	Allstate Corp.	42,782
100	Alphabet, Inc. - Class A *	84,780
300	Apple, Inc.	43,098
2,225	Boston Scientific Corp. *	55,336
750	Cognizant Technology Solutions Corp. *	44,640
1,500	Delta Air Lines, Inc.	68,940
1,300	Dow Chemical Co.	82,602
425	Ecolab, Inc.	53,269
320	Facebook, Inc. *	45,456
450	FedEx Corp.	87,817
375	Goldman Sachs Group, Inc.	86,145
665	Home Depot, Inc.	97,642
250	Humana, Inc.	51,535
3,050	Intel Corp.	110,014
975	Johnson & Johnson	121,436
800	JPMorgan Chase & Co.	70,272
2,500	KeyCorp	44,450
1,600	Legg Mason, Inc.	57,776
1,100	Marriott International, Inc.	103,598
1,650	Microsoft Corp.	108,669
1,100	NIKE, Inc.	61,303
700	Occidental Petroleum Corp.	44,352
800	PepsiCo, Inc.	89,488
3,375	Pfizer, Inc.	115,459
475	Prudential Financial, Inc.	50,673
350	Rockwell Automation, Inc.	54,498
1,800	Starbucks Corp.	105,102
925	T Rowe Price Group, Inc.	63,039
950	TJX Cos., Inc.	75,126
375	UnitedHealth Group, Inc.	61,504
1,775	Verizon Communications, Inc.	86,531
800	Visa, Inc.	71,096

		2,580,193

Total Common Stocks (cost: $3,977,409)		4,301,487

See accompanying notes to schedule of investments.
MARCH 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit ESG Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 1.8%
76,976	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%
Total Short-Term Securities (cost: $76,976)		76,976

Total Investments in Securities - 99.7% (cost: $4,054,385)		4,378,463
Other Assets and Liabilities, net - 0.3%		13,181

Total Net Assets - 100.0%		$4,391,644

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt
PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	20.1%
Consumer Non-Durables	11.0
Health Technology	10.6
Technology Services	9.3
Consumer Services	8.4
Producer Manufacturing	7.9
Electronic Technology	5.0
Energy Minerals	4.0
Retail Trade	3.9
Transportation	3.6
Process Industries	3.1
Communications	2.9
Health Services	2.6
Utilities	2.5
Consumer Durables	2.0
Industrial Services	1.0
Short-Term Securities	1.8

99.7
Other Assets and Liabilities, net	0.3

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Belgium	76,832	—	—	76,832
Canada	141,994	—	—	141,994
China/Hong Kong	53,066	—	—	53,066
France	120,378	64,607	—	184,985
Germany	169,853	—	—	169,853
Ireland	162,789	—	—	162,789
Japan	52,780	80,820	—	133,600
Netherlands	186,449	—	—	186,449
Spain	110,110	89,803	—	199,913
Switzerland	229,818	—	—	229,818
United Kingdom	181,995	—	—	181,995
United States	2,580,193	—	—	2,580,193
Short-Term Securities	76,976	—	—	76,976

Total:	4,143,233	235,230	—	4,378,463

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Small Cap Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.1%
Commercial Services - 3.7%
5,875	Booz Allen Hamilton Holding Corp.	207,916
2,850	Deluxe Corp.	205,684
4,725	Herman Miller, Inc.	149,074

		562,674

Communications - 1.1%
5,700	Shenandoah Telecommunications Co.	159,885

Consumer Durables - 6.1%
1,700	Carlisle Cos, Inc.	180,897
4,600	Ethan Allen Interiors, Inc.	140,990
610	Snap-On, Inc.	102,889
2,300	Thor Industries, Inc.	221,099
1,925	Toro Co.	120,236
2,350	Tupperware Brands Corp.	147,392

		913,503

Consumer Non-Durables - 5.1%
5,200	B&G Foods, Inc.	209,300
900	Carter’s, Inc.	80,820
2,200	Fresh Del Monte Produce, Inc.	130,306
2,900	Pinnacle Foods, Inc.	167,823
2,300	Sensient Technologies Corp.	182,298

		770,547

Consumer Services - 9.3%
8,800	Bloomin’ Brands, Inc.	173,624
2,625	Brinker International, Inc.	115,395
1,850	Capella Education Co.	157,296
4,525	Cinemark Holdings, Inc.	200,638
4,400	Dunkin’ Brands Group, Inc.	240,592
6,250	Service Corp. International	193,000
7,200	Time, Inc.	139,320
925	Vail Resorts, Inc.	177,508

		1,397,373

Electronic Technology - 5.3%
1,000	Life Storage, Inc.	82,120
3,875	MKS Instruments, Inc.	266,406
2,425	Monolithic Power Systems, Inc.	223,342
3,400	Power Integrations, Inc.	223,550

		795,418

Energy Minerals - 1.6%
3,050	Vermilion Energy, Inc.	114,406
3,825	Western Refining, Inc.	134,143

		248,549

Quantity	Name of Issuer	Fair Value ($)

Finance - 24.1%
4,375	BankUnited, Inc.	163,231
4,925	Berkshire Hills Bancorp, Inc.	177,546
6,000	Brixmor Property Group, Inc.	128,760
3,900	Chimera Investment Corp.	78,702
4,650	CoBiz Financial, Inc.	78,120
3,850	Columbia Banking System, Inc.	150,112
6,200	Donegal Group, Inc.	109,244
5,450	East West Bancorp, Inc.	281,274
1,300	Equity LifeStyle Properties, Inc.	100,178
1,900	Evercore Partners, Inc.	148,010
7,275	Farmland Partners, Inc.	81,262
1,725	Great Western Bancorp, Inc.	73,157
825	Hanover Insurance Group, Inc.	74,300
3,900	Horace Mann Educators Corp.	160,095
10,125	Janus Capital Group, Inc.	133,650
11,900	Kingstone Cos, Inc.	189,805
6,550	Legg Mason, Inc.	236,520
2,050	Macquarie Infrastructure Corp.	165,189
6,700	Monogram Residential Trust, Inc.	66,799
7,350	Old National Bancorp	127,522
1,100	PacWest Bancorp	58,586
9,950	Physicians Realty Trust	197,706
8,450	Provident Financial Services, Inc.	218,432
3,800	STORE Capital Corp.	90,744
3,325	Umpqua Holdings Corp.	58,986
1,700	Validus Holdings, Ltd.	95,863
2,650	Wintrust Financial Corp.	183,168

		3,626,961

Health Services - 2.9%
3,875	Healthcare Services Group, Inc.	166,974
4,550	HealthSouth Corp.	194,786
1,500	Patterson Cos, Inc.	67,845

		429,605

Health Technology - 4.3%
1,675	PerkinElmer, Inc.	97,250
6,300	Phibro Animal Health Corp.	177,030
2,500	STERIS, PLC	173,650
1,000	Teleflex, Inc.	193,730

		641,660

Industrial Services - 1.5%
1,200	EMCOR Group, Inc.	75,540
1,725	Waste Connections, Inc.	152,180

		227,720

Non-Energy Minerals - 1.8%
3,950	Commercial Metals Co.	75,564
2,000	Potlatch Corp.	91,400
2,100	US Silica Holdings, Inc.	100,779

		267,743

See accompanying notes to schedule of investments.
MARCH 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Small Cap Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Process Industries - 8.0%
2,400	Apogee Enterprises, Inc.	143,064
1,900	Avery Dennison Corp.	153,140
2,675	Domtar Corp.	97,691
3,100	Green Plains, Inc.	76,725
4,650	Huntsman Corp.	114,111
1,200	Ingredion, Inc.	144,516
1,225	Neenah Paper, Inc.	91,508
9,475	Orion Engineered Carbons SA	194,238
2,000	Scotts Miracle-Gro Co.	186,780

		1,201,773

Producer Manufacturing - 8.2%
1,300	Applied Industrial Technologies, Inc.	80,405
4,100	Atkore International Group, Inc. *	107,748
2,100	Crane Co.	157,143
1,225	Hubbell, Inc.	147,061
1,875	ITT, Inc.	76,912
925	Lincoln Electric Holdings, Inc.	80,346
1,375	MSA Safety, Inc.	97,199
1,950	Orbital ATK, Inc.	191,100
2,700	Oshkosh Corp.	185,193
825	Watsco, Inc.	118,124

		1,241,231

Retail Trade - 2.9%
2,825	Big Lots, Inc.	137,521
4,400	Camping World Holdings, Inc.	141,856
1,350	Casey’s General Stores, Inc.	151,538

		430,915

Technology Services - 3.0%
1,800	Broadridge Financial Solutions, Inc.	122,310
1,950	DST Systems, Inc.	238,875
2,750	ManTech International Corp.	95,232

		456,417

Quantity	Name of Issuer	Fair Value ($)

Transportation - 3.2%
1,525	Alaska Air Group, Inc.	140,635
4,725	Golar LNG, Ltd.	131,969
2,000	Marten Transport, Ltd.	46,900
2,100	Ryder System, Inc.	158,424

		477,928

Utilities - 4.0%
2,000	Black Hills Corp.	132,940
1,550	Connecticut Water Service, Inc.	82,382
4,700	Covanta Holding Corp.	73,790
3,775	New Jersey Resources Corp.	149,490
2,350	Spire, Inc.	158,625

		597,227

Total Common Stocks (cost: $12,555,169)		14,447,129

Investment Companies - 0.7%
2,900	Tortoise Energy Infrastructure Corp.	101,181

(cost: $107,796)
Short-Term Securities - 3.0%
456,640	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%
Total Short-Term Securities (cost: $456,640)		456,640

Total Investments in Securities - 99.8% (cost: $13,119,605)		15,004,950
Other Assets and Liabilities, net - 0.2%		34,885

Total Net Assets - 100.0%		$15,039,835

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	14,447,129	—	—	14,447,129
Investment Companies	101,181	—	—	101,181
Short-Term Securities	456,640	—	—	456,640

Total:	15,004,950	—	—	15,004,950

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.2%
Commercial Services - 5.7%
40,100	Booz Allen Hamilton Holding Corp.	1,419,139
30,525	Cardtronics, PLC *	1,427,044
8,800	Deluxe Corp.	635,096
33,100	On Assignment, Inc. *	1,606,343

		5,087,622

Communications - 1.7%
7,000	SBA Communications Corp. *	842,590
22,300	Shenandoah Telecommunications Co.	625,515

		1,468,105

Consumer Durables - 7.4%
23,500	Century Communities, Inc. *	596,900
22,600	Ethan Allen Interiors, Inc.	692,690
4,200	Polaris Industries, Inc.	351,960
8,500	Snap-On, Inc.	1,433,695
20,300	Take-Two Interactive Software, Inc. *	1,203,181
12,800	Tenneco, Inc.	798,976
11,200	Thor Industries, Inc.	1,076,656
6,700	Tupperware Brands Corp.	420,224

		6,574,282

Consumer Non-Durables - 1.6%
20,800	B&G Foods, Inc.	837,200
10,200	Pinnacle Foods, Inc.	590,274

		1,427,474

Consumer Services - 8.1%
9,900	Brinker International, Inc.	435,204
3,000	Buffalo Wild Wings, Inc. *	458,250
10,200	Capella Education Co.	867,255
24,900	Cinemark Holdings, Inc.	1,104,066
31,000	Dunkin’ Brands Group, Inc.	1,695,080
5,900	Grand Canyon Education, Inc. *	422,499
28,600	Service Corp. International	883,168
6,600	Vail Resorts, Inc.	1,266,540

		7,132,062

Electronic Technology - 10.1%
18,000	Ambarella, Inc. *	984,780
11,200	Arista Networks, Inc. *	1,481,424
47,000	Ciena Corp. *	1,109,670
19,000	MACOM Technology Solutions Holdings, Inc. *	917,700
10,200	MKS Instruments, Inc.	701,250
9,200	Monolithic Power Systems, Inc.	847,320
21,900	Skyworks Solutions, Inc.	2,145,762
16,000	Synaptics, Inc. *	792,160

		8,980,066

Energy Minerals - 0.8%
20,950	Western Refining, Inc.	734,716

Quantity	Name of Issuer	Fair Value ($)

Finance - 9.1%
6,100	Affiliated Managers Group, Inc.	1,000,034
10,100	East West Bancorp, Inc.	521,261
18,900	First Republic Bank/CA	1,773,009
26,600	Legg Mason, Inc.	960,526
21,200	National General Holdings Corp.	503,712
14,900	PacWest Bancorp	793,574
50,400	Physicians Realty Trust	1,001,448
3,900	SVB Financial Group *	725,751
14,000	Validus Holdings, Ltd.	789,460

		8,068,775

Health Services - 3.0%
11,800	Envision Healthcare Corp. *	723,576
29,190	Healthcare Services Group, Inc.	1,257,797
8,450	HealthSouth Corp.	361,745
5,925	Patterson Cos, Inc.	267,988

		2,611,106

Health Technology - 12.3%
6,000	Alexion Pharmaceuticals, Inc. *	727,440
9,700	Align Technology, Inc. *	1,112,687
5,400	Bio-Techne Corp.	548,910
8,100	Celgene Corp. *	1,007,883
7,650	DexCom, Inc. *	648,185
50,100	Halozyme Therapeutics, Inc. *	649,296
17,900	Ionis Pharmaceuticals, Inc. *	719,580
66,000	K2M Group Holdings, Inc. *	1,353,660
25,200	NxStage Medical, Inc. *	676,116
8,400	PerkinElmer, Inc.	487,704
32,000	Phibro Animal Health Corp.	899,200
15,900	STERIS, PLC	1,104,414
34,800	VWR Corp. *	981,360

		10,916,435

Industrial Services - 4.1%
21,400	EMCOR Group, Inc.	1,347,130
25,800	Waste Connections, Inc.	2,276,076

		3,623,206

Non-Energy Minerals - 0.7%
12,400	US Silica Holdings, Inc.	595,076

Process Industries - 4.1%
16,200	Apogee Enterprises, Inc.	965,682
15,800	Domtar Corp.	577,016
19,600	Green Plains, Inc.	485,100
16,800	Scotts Miracle-Gro Co.	1,568,952

		3,596,750

Producer Manufacturing - 9.0%
10,800	Anixter International, Inc. *	856,440
22,325	Atkore International Group, Inc. *	586,701
15,800	Crane Co.	1,182,314

See accompanying notes to schedule of investments.
MARCH 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

7,300	Hubbell, Inc.	876,365
8,100	IDEX Corp.	757,431
17,700	ITT, Inc.	726,054
8,300	Lincoln Electric Holdings, Inc.	720,938
6,600	MSA Safety, Inc.	466,554
11,900	Orbital ATK, Inc.	1,166,200
8,400	Wabtec Corp.	655,200

		7,994,197

Retail Trade - 4.1%
3,400	Big Lots, Inc.	165,512
25,850	Camping World Holdings, Inc.	833,404
8,400	Casey’s General Stores, Inc.	942,900
5,950	Ulta Beauty, Inc. *	1,697,118

		3,638,934

Technology Services - 11.4%
10,100	ANSYS, Inc. *	1,079,387
30,100	Aspen Technology, Inc. *	1,773,492
10,900	DST Systems, Inc.	1,335,250
18,300	Euronet Worldwide, Inc. *	1,565,016
12,550	GoDaddy, Inc. *	475,645
21,600	Manhattan Associates, Inc. *	1,124,280
7,800	Paycom Software, Inc. *	448,578
11,000	PTC, Inc. *	578,050
9,000	Ultimate Software Group, Inc. *	1,756,890

		10,136,588

Quantity	Name of Issuer	Fair Value ($)

Transportation - 3.8%
16,200	Alaska Air Group, Inc.	1,493,964
17,700	Echo Global Logistics, Inc. *	377,895
21,800	Marten Transport, Ltd.	511,210
13,300	Ryder System, Inc.	1,003,352

		3,386,421

Utilities - 1.2%
12,107	Fortis, Inc.	401,468
10,100	Spire, Inc.	681,750

		1,083,218

Total Common Stocks (cost: $58,850,484)		87,055,033

Short-Term Securities - 2.4%
2,107,312	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%
Total Short-Term Securities (cost: $2,107,312)		2,107,312

Total Investments in Securities - 100.6% (cost: $60,957,796)		89,162,345
Other Assets and Liabilities, net - (0.6%)		(496,028)

Total Net Assets - 100.0%		$88,666,317

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	87,055,033	—	—	87,055,033
Short-Term Securities	2,107,312	—	—	2,107,312

Total:	89,162,345	—	—	89,162,345

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 95.8%
Asia - 21.5%
Australia - 2.1%
18,700	Amcor, Ltd.	215,095
8,300	Westpac Banking Corp., ADR	221,776

		436,871

China/Hong Kong - 4.9%
32,200	AIA Group, Ltd.	203,245
2,075	Alibaba Group Holding, Ltd., ADR *	223,747
7,025	HSBC Holdings, PLC, ADR	286,760
10,900	Tencent Holdings, Ltd.	314,024

		1,027,776

Japan - 9.7%
12,900	Asics Corp.	207,556
33,700	Astellas Pharma, Inc.	444,467
16,300	Daicel Corp.	196,830
600	Keyence Corp.	240,704
4,200	Makita Corp.	147,301
43,000	Mitsubishi UFJ Financial Group, Inc., ADR	272,620
3,500	Secom Co., Ltd.	251,501
6,600	Suzuki Motor Corp.	274,123

		2,035,102

Singapore - 2.5%
1,600	Broadcom, Ltd.	350,336
12,000	DBS Group Holdings, Ltd.	166,223

		516,559

South Korea - 2.3%
6,200	Korea Electric Power Corp.	258,077
235	Samsung Electronics Co., Ltd., GDR *	215,793

		473,870

Europe - 68.2%
Belgium - 1.5%
2,870	Anheuser-Busch InBev NV, ADR	315,011

Denmark - 1.0%
5,900	Danske Bank A/S	201,166

France - 11.1%
8,250	AXA SA	213,146
4,870	BNP Paribas SA	324,071
3,225	Dassault Systemes SA	278,937
2,506	DBV Technologies SA *	175,239
2,200	Ingenico Group SA	207,496
4,400	Safran SA	328,390
2,300	Schlumberger, Ltd.	179,630
4,400	Schneider Electric SE	323,263
1,265	Unibail-Rodamco SE	294,962

		2,325,134

Quantity	Name of Issuer	Fair Value ($)

Germany - 4.8%
1,815	Allianz SE	336,586
3,160	Aurelius SE & Co.	137,220
3,900	Siemens AG	534,193

		1,007,999

Ireland - 2.2%
5,800	CRH, PLC, ADR	203,986
3,200	Medtronic, PLC	257,792

		461,778

Netherlands - 11.1%
1,125	ASML Holding NV	149,400
2,950	Galapagos NV *	255,399
34,900	ING Groep NV	527,141
6,500	Koninklijke Philips NV	208,715
4,400	LyondellBasell Industries NV	401,236
5,650	Mobileye NV *	346,910
22,800	RELX NV	422,978

		2,311,779

Spain - 4.4%
70,100	Iberdrola SA	500,859
12,000	Industria de Diseno Textil SA	422,600

		923,459

Sweden - 1.4%
2,600	Hexagon AB	104,350
17,000	Nordea Bank AB	193,950

		298,300

Switzerland - 8.2%
120	Interroll Holding AG	137,706
7,470	Nestle SA	573,336
4,650	Novartis AG	345,298
1,470	Roche Holding AG	375,929
1,020	Zurich Insurance Group AG	272,198

		1,704,467

United Kingdom - 22.5%
12,600	Ashtead Group, PLC	260,810
4,275	ASOS, PLC *	323,290
25,300	Babcock International Group, PLC	279,553
26,500	BAE Systems, PLC	213,277
6,400	British American Tobacco, PLC	424,614
5,500	Cardtronics, PLC *	257,125
19,900	Cineworld Group, PLC	165,185
5,400	Coca-Cola European Partners, PLC	203,526
1,350	Delphi Automotive, PLC	108,662
3,475	Diageo, PLC, ADR	401,640
64,500	DS Smith, PLC	350,911
66,700	Greencore Group, PLC	205,164
29,401	Just Eat, PLC *	208,238

See accompanying notes to schedule of investments.
MARCH 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

5,025	Reckitt Benckiser Group, PLC	458,740
4,500	Royal Dutch Shell, PLC, ADR - Class A	237,285
3,700	Royal Dutch Shell, PLC, ADR - Class B	206,571
2,700	STERIS, PLC	187,542
10,000	WPP, PLC	219,190

		4,711,323

North America - 6.1%
Canada - 4.0%
4,650	BCE, Inc.	205,855
11,800	Suncor Energy, Inc.	362,850
3,100	Waste Connections, Inc.	273,482

		842,187

United States - 2.1%
2,700	Euronet Worldwide, Inc. *	230,904
120	priceline.com, Inc. *	213,596

		444,500

Total Common Stocks (cost: $18,000,964)		20,037,281

Investment Companies - 1.3%
8,700	iShares MSCI India ETF	273,920

(cost: $258,887)
Short-Term Securities - 2.3%
491,483	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%
Total Short-Term Securities (cost: $491,483)		491,483

Total Investments in Securities - 99.4% (cost: $18,751,334)		20,802,684
Other Assets and Liabilities, net - 0.6%		118,201

Total Net Assets - 100.0%		$20,920,885

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	18.7%
Consumer Non-Durables	13.3
Producer Manufacturing	11.7
Health Technology	9.8
Technology Services	5.9
Process Industries	5.6
Electronic Technology	5.6
Consumer Services	3.9
Energy Minerals	3.8
Commercial Services	3.8
Utilities	3.6
Consumer Durables	3.3
Retail Trade	2.6
Industrial Services	2.2
Communications	1.0
Non-Energy Minerals	1.0
Investment Companies	1.3
Short-Term Securities	2.3

99.4
Other Assets and Liabilities, net	0.6

100.0%

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	221,776	215,095	—	436,871
Belgium	315,011	—	—	315,011
Canada	842,187	—	—	842,187
China/Hong Kong	510,507	517,269	—	1,027,776
Denmark	—	201,166	—	201,166
France	179,630	2,145,504	—	2,325,134
Germany	—	1,007,999	—	1,007,999
Ireland	461,778	—	—	461,778
Japan	272,620	1,762,482	—	2,035,102
Netherlands	1,106,261	1,205,518	—	2,311,779
Singapore	350,336	166,223	—	516,559
South Korea	—	473,870	—	473,870
Spain	—	923,459	—	923,459
Sweden	—	298,300	—	298,300
Switzerland	—	1,704,467	—	1,704,467
United Kingdom	1,602,351	3,108,972	—	4,711,323
United States	444,500	—	—	444,500
Investment Companies	273,920	—	—	273,920
Short-Term Securities	491,483	—	—	491,483

Total:	7,072,360	13,730,324	—	20,802,684

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
MARCH 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 94.5%
Africa/Middle East - 10.7%
Israel - 2.7%
3,100	NICE Systems, Ltd., ADR	210,738

South Africa - 8.0%
6,410	Bid Corp., Ltd.	123,646
6,910	Bidvest Group, Ltd.	79,203
1,800	Naspers, Ltd.	310,162
4,150	Sasol, Ltd., ADR	122,010

		635,021

Asia - 67.1%
China/Hong Kong - 31.6%
14,600	AIA Group, Ltd.	92,155
2,250	Alibaba Group Holding, Ltd., ADR *	242,618
277,000	China Construction Bank Corp.	223,181
6,400	China Life Insurance Co., Ltd., ADR	98,112
50,000	China Mengniu Dairy Co., Ltd.	103,681
3,300	China Mobile, Ltd., ADR	182,259
1,000	CNOOC, Ltd., ADR	119,800
120,000	CSPC Pharmaceutical Group, Ltd.	157,214
2,050	Ctrip.com International, Ltd., ADR *	100,758
24,000	ENN Energy Holdings, Ltd.	135,198
1,600	Hong Kong Exchanges & Clearing, Ltd.	40,374
5,225	JD.com, Inc., ADR *	162,550
1,600	PetroChina Co., Ltd., ADR	117,200
3,250	TAL Education Group, ADR *	346,352
13,000	Tencent Holdings, Ltd.	374,524

		2,495,976

India - 3.3%
1,925	HDFC Bank, Ltd., ADR	144,798
3,400	Tata Motors, Ltd., ADR	121,226

		266,024

Indonesia - 2.1%
258,500	Astra International Tbk PT	167,316

Japan - 1.3%
2,500	Suzuki Motor Corp.	103,834

Malaysia - 1.1%
8,300	British American Tobacco Malaysia	85,484

Singapore - 3.8%
675	Broadcom, Ltd.	147,798
11,000	DBS Group Holdings, Ltd.	152,371

		300,169

South Korea - 12.2%
1,040	CJ CGV Co., Ltd.	69,871
3,175	Korea Electric Power Corp.	132,160
325	Medy-Tox, Inc.	134,554

Quantity	Name of Issuer	Fair Value ($)

200	Samsung Electronics Co., Ltd.	368,083
6,200	Shinhan Financial Group Co., Ltd.	258,336

		963,004

Taiwan - 8.1%
82,086	Cathay Financial Holding Co., Ltd.	131,756
27,148	Hon Hai Precision Industry Co., Ltd., GDR	166,417
13,000	President Chain Store Corp.	107,094
37,482	Taiwan Semiconductor Co.	235,036

		640,303

Thailand - 2.2%
31,800	Bangkok Bank PCL	172,208

Turkey - 1.4%
51,000	Kordsa Global Endustriyel Iplik A/S	113,999

Europe - 3.8%
Belgium - 1.9%
1,350	Anheuser-Busch InBev NV, ADR	148,176

Netherlands - 1.9%
2,425	Mobileye NV *	148,895

Latin America - 9.2%
Brazil - 5.5%
26,700	Ambev SA, ADR	153,792
8,343	Banco Bradesco SA	86,025
3,400	Embraer SA, ADR	75,072
19,000	Qualicorp SA	120,533

		435,422

Chile - 2.3%
5,500	Banco Santander Chile, ADR	137,946
5,900	Geopark, Ltd. *	42,362

		180,308

Peru - 1.4%
3,200	Southern Copper Corp.	114,851

North America - 3.7%
Mexico - 1.5%
34,800	Alsea SAB de CV	116,265

United States - 2.2%
800	Skyworks Solutions, Inc.	78,384
1,575	Tupperware Brands Corp.	98,784

		177,168

Total Common Stocks (cost: $6,040,293)		7,475,161

Investment Companies - 3.4%
8,400	iShares MSCI India ETF	264,474

(cost: $244,916)

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 2.0%
160,398	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%
Total Short-Term Securities (cost: $160,398)		160,398

Total Investments in Securities - 99.9% (cost: $6,445,607)		7,900,033
Other Assets and Liabilities, net - 0.1%		7,023

Total Net Assets - 100.0%		$7,907,056

*	Non-income producing security.

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	19.3%
Electronic Technology	15.3
Retail Trade	10.8
Consumer Services	10.2
Consumer Non-Durables	6.2
Energy Minerals	5.1
Producer Manufacturing	5.0
Technology Services	4.7
Consumer Durables	4.1
Health Technology	3.7
Utilities	3.4
Communications	2.3
Health Services	1.5
Non-Energy Minerals	1.5
Process Industries	1.4
Investment Companies	3.4
Short-Term Securities	2.0

99.9
Other Assets and Liabilities, net	0.1

100.0%

See accompanying notes to schedule of investments.
MARCH 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Belgium	148,176	—	—	148,176
Brazil	435,422	—	—	435,422
Chile	180,308	—	—	180,308
China/Hong Kong	1,369,649	1,126,327	—	2,495,976
India	266,024	—	—	266,024
Indonesia	—	167,316	—	167,316
Israel	210,738	—	—	210,738
Japan	—	103,834	—	103,834
Malaysia	—	85,484	—	85,484
Mexico	116,265	—	—	116,265
Netherlands	148,895	—	—	148,895
Peru	114,851	—	—	114,851
Singapore	147,798	152,371	—	300,169
South Africa	122,010	513,011	—	635,021
South Korea	—	963,004	—	963,004
Taiwan	166,417	473,886	—	640,303
Thailand	—	172,208	—	172,208
Turkey	—	113,999	—	113,999
United States	177,168	—	—	177,168
Investment Companies	264,474	—	—	264,474
Short-Term Securities	160,398	—	—	160,398

Total:	4,028,593	3,871,440	—	7,900,033

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
22

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of March 31, 2017 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

(Continued)

At March 31, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Balanced	$5,232,847	($204,545)	$5,028,302	$19,918,493
Dividend Growth	161,999,023	(7,597,544)	154,401,479	890,146,128
Global Dividend Growth	3,580,028	(493,450)	3,086,578	24,599,131
ESG Growth	386,610	(62,532)	324,078	4,054,385
Small Cap Dividend Growth	2,082,291	(196,946)	1,885,345	13,119,605
Small Cap Growth	28,574,691	(370,142)	28,204,549	60,957,796
International Growth	2,638,034	(586,684)	2,051,350	18,751,334
Developing Markets Growth	1,838,538	(384,112)	1,454,426	6,445,607

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Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2017

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date:	May 5, 2017